Label	Element	Value
Innovator International Developed Power Buffer ETF - December | iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: 0.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator International Developed Power Buffer ETF - December | iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: 72.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator International Developed Power Buffer ETF - December | iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: 86.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator International Developed Power Buffer ETF - December | iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: 61.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)